Provision for Environmental Rehabilitation	12 Months Ended
Dec. 31, 2012
Accrual for Environmental Loss Contingencies Disclosure [Abstract]
Environmental Loss Contingency Disclosure [Text Block]
19.	PROVISION FOR ENVIRONMENTAL REHABILITATION

		2012	2011
		$	$

	Accrued environmental rehabilitation costs	758	653

Long-term environmental obligations comprising decommissioning and restoration are based on the Company's environmental management plans, in compliance with the current environmental and regulatory requirements.

While the ultimate amount of rehabilitation is uncertain, the Company has estimated that the total cost for mine rehabilitation and closure, on an undiscounted basis, will be $2,984 million (2011: $2,542 million) which includes a total estimated liability of $61 million (2011: $57 million) in respect of equity accounted joint ventures. Environmental and reclamation bonds of $184 million (2011: $131 million) have been posted with federal and governmental agencies to cover environmental rehabilitation obligations. See Note 20.

The Company intends to finance the ultimate rehabilitation costs from the monies invested with rehabilitation trust funds, the environmental protection bond as well as the proceeds on sale of assets and gold from plant clean-up at the time of mine closure.